Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Trading Symbol	BFRE
Entity Registrant Name	BLUEFIRE RENEWABLES, INC.
Entity Central Index Key	0001370489
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 11,471	$ 592,359	$ 2,844,711
Department of Energy grant receivable			207,380
Department of Energy unbilled receivables	114,093	51,769
Prepaid expenses	18,334	39,258	50,790
Total current assets	143,898	683,386	3,102,881
Debt issuance costs		195,698	150,000
Property, plant and equipment, net of accumulated depreciation	1,174,217	1,059,068	167,995
Total assets	1,318,115	1,938,152	3,420,876
Current liabilities:
Accounts payable	618,913	387,913	335,547
Accrued liabilities	250,789	130,650	245,394
Note payable to a related party, net of discount	200,000	126,115
Total current liabilities	1,069,702	644,678	580,941
Long term stock warrant liability	91,226	764,615	2,274,393
Total liabilities	1,160,928	1,409,293	2,855,334
Noncontrolling interest - redeemable	862,500	750,000
Stockholders' (deficit) equity:
Preferred stock, no par value, 1,000,000 shares authorized; none issued and outstanding
Common stock	30,399	28,555	28,296
Additional paid-in capital	14,275,732	14,169,756	14,033,792
Treasury stock at cost	(101,581)	(101,581)	(101,581)
Deficit accumulated during the development stage	(14,909,863)	(14,317,871)	(13,394,965)
Total stockholders' (deficit) equity	(705,313)	(221,141)	565,542
Total liabilities and stockholders' (deficit) equity	$ 1,318,115	$ 1,938,152	$ 3,420,876

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, plant and equipment, accumulated depreciation	$ 85,126	$ 69,299	$ 44,130
Note payable to a related party, discount	$ 0	$ 73,885	$ 0
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	30,399,530	28,555,400	28,296,965
Common stock, shares outstanding	30,367,358	28,523,228	28,264,793
Treasury stock, shares	32,172	32,172	32,172

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Revenues:
Consulting fees			$ 3,849	$ 47,196	$ 71,196	$ 19,570	$ 139,766	$ 143,615
Total revenues	137,195	74,787	482,312	538,405	669,343	4,318,213	6,112,064	6,594,376
Operating expenses:
Project development	158,105	241,161	428,611	956,956	1,096,653	1,307,185	18,335,855	18,764,466
General and administrative	612,078	543,295	1,347,006	1,283,935	1,996,645	2,220,073	15,031,275	16,378,281
Related party license fee							1,000,000	1,000,000
Total operating expenses	770,183	784,456	1,775,617	2,240,891	3,093,298	3,527,258	34,367,130	36,142,747
Operating income (loss)	(632,988)	(709,669)	(1,293,305)	(1,702,486)	(2,423,955)	790,955	(28,255,066)	(29,548,371)
Other income and (expense):
Gain (Loss) from change in fair value of warrant liability	35,195	(847,181)	798,951	1,349,386	1,509,778	567,461	2,077,239	2,876,190
Other income		519		1,104	1,122	8,059	256,295	256,295
Financing related charge							(211,660)	(211,660)
Amortization of debt discount					(9,851)		(686,833)	(686,833)
Interest expense							(56,097)	(56,097)
Related party interest expense	(34,218)		(97,638)			(518)	(64,966)	(162,604)
Loss on extinguishment of debt							(2,818,370)	(2,818,370)
Loss on the retirements of warrants						(146,718)	(146,718)	(146,718)
Total other income or (expense)	977	(846,662)	701,313	1,350,490	1,501,049	428,284	(1,651,110)	(949,797)
Income (loss) before provision for income taxes	(632,011)	(1,556,331)	(591,992)	(351,996)	(922,906)	1,219,239	(29,906,176)	(30,498,168)
Provision for income taxes						83,147	83,147	83,147
Net income (loss)	(632,011)	(1,556,331)	(591,992)	(351,996)	(922,906)	1,136,092	(29,989,323)	(30,581,315)
Basic and diluted income (loss) per common share	$ (0.02)	$ (0.05)	$ (0.02)	$ (0.01)	$ (0.03)	$ 0.04
Weighted average common shares outstanding, basic and diluted	30,205,294	28,507,902	29,728,327	28,381,276	28,379,920	28,159,629
Billed Revenues
Revenues:
Department of energy grant revenue	36,382	74,787	364,370	491,209	569,879	4,298,643	5,944,030	6,308,400
Unbilled Revenues
Revenues:
Department of energy grant revenue	$ 100,813		$ 114,093		$ 28,268		$ 28,268	$ 142,361

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended		57 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Project development
Stock based compensation	$ 0	$ 0	$ 4,468,490
General and administrative
Stock based compensation	$ 52,487	$ 232,292	$ 6,149,819

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Total	January 2007 employment agreement	February 2007 employment agreement	Founders	Services	Services November 2006 issuance at $2.99 per share	Services November 2006 issuance at $3.35 per share	Services December 2006 first issuance at $3.65 per share	Services December 2006 second issuance at $3.65 per share	Services February 2007 issuance at $5.92 per share	Services March 2007 issuance at $7.18 per share	Services Vested in March 2007	Services Vested in June 2007	Services June 2007 issuance at $6.25 per share	Services August 2007 issuance at $5.07 per share	Services July 2008 issuance at $4.10 per share	Services July, September, and December 2008 issuances	Services June 2009 issuance at $1.5 per share	Services July 2009 issuance at $0.88 per share	Services August 2009 issuance at $0.80 per share	Services September and October 2009 issuances	Services March 2010 issuance at $0.36 per share	Services May 2010 issuance at $0.30 per share	Services May 2010 issuance at $0.18 per share	Services July 2010 issuance at $0.24 per share	Services October 2010 issuance at $0.46 per share	Services November 2010 issuance at $0.5 per share	Services December 2010 issuance at $0.48 per share	Options	Warrants	Cash January 2007 issuance at $2.00 per share	Cash December 2007 issuance at $2.70 per share	Debt replacement	Convertible note agreement	Convertible Notes Payable	Interest payments October and December 2007 issuances	Common Stock	Common Stock January 2007 employment agreement	Common Stock February 2007 employment agreement	Common Stock Founders	Common Stock Services November 2006 issuance at $2.99 per share	Common Stock Services November 2006 issuance at $3.35 per share	Common Stock Services December 2006 first issuance at $3.65 per share	Common Stock Services December 2006 second issuance at $3.65 per share	Common Stock Services February 2007 issuance at $5.92 per share	Common Stock Services March 2007 issuance at $7.18 per share	Common Stock Services June 2007 issuance at $6.25 per share	Common Stock Services August 2007 issuance at $5.07 per share	Common Stock Services July 2008 issuance at $4.10 per share	Common Stock Services July, September, and December 2008 issuances	Common Stock Services June 2009 issuance at $1.5 per share	Common Stock Services July 2009 issuance at $0.88 per share	Common Stock Services August 2009 issuance at $0.80 per share	Common Stock Services September and October 2009 issuances	Common Stock Services March 2010 issuance at $0.36 per share	Common Stock Services May 2010 issuance at $0.30 per share	Common Stock Services May 2010 issuance at $0.80 per share	Common Stock Services May 2010 issuance at $0.18 per share	Common Stock Services July 2010 issuance at $0.24 per share	Common Stock Services October 2010 issuance at $0.46 per share	Common Stock Services November 2010 issuance at $0.5 per share	Common Stock Services December 2010 issuance at $0.48 per share	Common Stock Cash January 2007 issuance at $2.00 per share	Common Stock Cash December 2007 issuance at $2.70 per share	Common Stock Convertible Notes Payable	Common Stock Interest payments October and December 2007 issuances	Additional Paid-in Capital	Additional Paid-in Capital January 2007 employment agreement	Additional Paid-in Capital February 2007 employment agreement	Additional Paid-in Capital Services	Additional Paid-in Capital Services November 2006 issuance at $2.99 per share	Additional Paid-in Capital Services November 2006 issuance at $3.35 per share	Additional Paid-in Capital Services December 2006 first issuance at $3.65 per share	Additional Paid-in Capital Services December 2006 second issuance at $3.65 per share	Additional Paid-in Capital Services February 2007 issuance at $5.92 per share	Additional Paid-in Capital Services March 2007 issuance at $7.18 per share	Additional Paid-in Capital Services Vested in March 2007	Additional Paid-in Capital Services Vested in June 2007	Additional Paid-in Capital Services June 2007 issuance at $6.25 per share	Additional Paid-in Capital Services August 2007 issuance at $5.07 per share	Additional Paid-in Capital Services July 2008 issuance at $4.10 per share	Additional Paid-in Capital Services July, September, and December 2008 issuances	Additional Paid-in Capital Services June 2009 issuance at $1.5 per share	Additional Paid-in Capital Services July 2009 issuance at $0.88 per share	Additional Paid-in Capital Services August 2009 issuance at $0.80 per share	Additional Paid-in Capital Services September and October 2009 issuances	Additional Paid-in Capital Services March 2010 issuance at $0.36 per share	Additional Paid-in Capital Services May 2010 issuance at $0.30 per share	Additional Paid-in Capital Services May 2010 issuance at $0.80 per share	Additional Paid-in Capital Services May 2010 issuance at $0.18 per share	Additional Paid-in Capital Services July 2010 issuance at $0.24 per share	Additional Paid-in Capital Services October 2010 issuance at $0.46 per share	Additional Paid-in Capital Services November 2010 issuance at $0.5 per share	Additional Paid-in Capital Services December 2010 issuance at $0.48 per share	Additional Paid-in Capital Options	Additional Paid-in Capital Warrants	Additional Paid-in Capital Cash January 2007 issuance at $2.00 per share	Additional Paid-in Capital Cash December 2007 issuance at $2.70 per share	Additional Paid-in Capital Debt replacement	Additional Paid-in Capital Convertible note agreement	Additional Paid-in Capital Convertible Notes Payable	Additional Paid-in Capital Interest payments October and December 2007 issuances	Deficit Accumulated During Development Stage	Treasury Stock
Beginning Balance at Mar. 27, 2006
Common shares retained by Sucre Agricultural Corp., Shareholders (in shares)																																					4,028,264
Common shares retained by Sucre Agricultural Corp., Shareholders	$ 690,000																																				$ 4,028																														$ 685,972
Costs associated with the acquisition of Sucre Agricultural Corp.	(3,550)																																																																		(3,550)
Net income (loss)	(1,555,497)																																																																																																						(1,555,497)
Common shares issued (in shares)																																								17,000,000	37,500	20,000	20,000	20,000
Common shares issued				17,000		112,000	67,001	73,000	73,000																															17,000	38	20	20	20																											111,962	66,981	72,980	72,980
Estimated value of common shares at $3.99 per share and warrants at $2.90 issuable for services upon vesting in February 2007					160,000																																																																	160,000
Share-based compensation																													114,811	100,254																																																																	114,811	100,254
Ending Balance at Dec. 31, 2006	(151,981)																																				21,126																														1,382,390																																				(1,555,497)
Ending Balance (in shares) at Dec. 31, 2006																																					21,125,764
Exercise of stock options in July 2007 at $2.00 per share (in shares)																																					20,000
Exercise of stock options in July 2007 at $2.00 per share	40,000																																				20																														39,980
Loss on Extinguishment of debt in December 2007	955,637																																																																		955,637
Net income (loss)	(14,276,418)																																																																																																						(14,276,418)
Common shares issued (in shares)																																													37,500	37,500	37,500	13,000															284,750	5,740,741		15,143
Common shares issued										138,875	269,250			234,375	65,914																756,160	14,360,000				55,584									38	37	37	13															285	5,741		15									138,837	269,213			234,338	65,901																	755,875	14,354,259				55,569
Fair value of warrants										158,118		305,307	269,839																				107,459	332,255	2,000,000																																								158,118		305,307	269,839																					107,459	332,255	2,000,000
Share-based compensation																													4,692,863																																																																		4,692,863
Share based compensation related to employment agreement (in shares)																																						10,000	50,000
Share based compensation related to employment agreement		39,900	275,001																																			10	50																													39,890	274,951
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share (in shares)																																																																	689,655
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share																																			2,000,000																														689																																				1,999,311
Ending Balance at Dec. 31, 2007	12,628,138																																				28,061																														28,431,992																																				(15,831,915)
Ending Balance (in shares) at Dec. 31, 2007																																					28,061,553
Purchase of treasury, shares																																					(32,172)
Purchase of treasury shares between April to September 2008 at an average of $3.12	(101,581)																																																																																																							(101,581)
Net income (loss)	(14,370,594)																																																																																																						(14,370,594)
Common shares issued (in shares)																																																	30,000	41,500
Common shares issued																123,000	63,855																																30	41																															122,970	63,814
Share-based compensation																													3,769,276																																																																		3,769,276
Ending Balance at Dec. 31, 2008	2,112,094																																				28,132																														32,388,052																																				(30,202,509)	(101,581)
Ending Balance (in shares) at Dec. 31, 2008																																					28,100,881
Cumulative effect of warrants reclassified																																																																			(18,586,588)																																				18,586,588
Reclassification of long term warrant liability	(2,915,136)																																																																																																						(2,915,136)
Net income (loss)	1,136,092																																																																																																						1,136,092
Common shares issued (in shares)																																																			11,412	30,000	100,000	22,500
Common shares issued																		17,118	26,400	80,000	20,701																														11	30	100	23																													17,107	26,370	79,900	20,678
Option to purchase Common shares for services in August 2009 at an option price of $3.00 for 100,000 shares					8,273																																																																	8,273
Common shares to be issued for services in August 2009 at $0.80 per share					80,000																																																																	80,000
Ending Balance at Dec. 31, 2009	565,542																																				28,296																														14,033,792																																				(13,394,965)	(101,581)
Ending Balance (in shares) at Dec. 31, 2009	28,264,793																																				28,264,793
Common shares cancelled, shares																																					(43,000)
Common shares cancelled in October 2010 at $0.30 per share	(13,000)																																				(43)																														(12,957)
Discount on related party note payable	83,736																																																																		83,736
Net income (loss)	(922,906)																																																																																																						(922,906)
Common shares issued (in shares)																																																							37,500	43,000	100,000	37,500	30,000	37,000	6,435	10,000
Common shares issued																						13,500	13,000	6,750	7,200	17,020	3,217	4,800																											38	43	100	38	30	37	6	10																									13,462	12,957	(100)	6,712	7,170	16,983	3,211	4,790
Ending Balance at Dec. 31, 2010	$ (221,141)																																				$ 28,555																														$ 14,169,756																																				$ (14,317,871)	$ (101,581)
Ending Balance (in shares) at Dec. 31, 2010	28,523,228																																				28,523,228

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006 Founders	Dec. 31, 2006 Services	Dec. 31, 2009 Services	Dec. 31, 2007 Debt replacement	Dec. 31, 2007 Convertible Notes Payable	Dec. 31, 2006 November 2006 issuance at $2.99 per share Services	Dec. 31, 2006 November 2006 issuance at $3.35 per share Services	Dec. 31, 2006 December 2006 first issuance at $3.65 per share Services	Dec. 31, 2006 December 2006 second issuance at $3.65 per share Services	Dec. 31, 2007 January 2007 issuance at $2.00 per share Cash	Dec. 31, 2007 January 2007 employment agreement	Dec. 31, 2007 February 2007 issuance at $5.92 per share Services	Dec. 31, 2007 March 2007 issuance at $7.18 per share Services	Dec. 31, 2007 Vested in March 2007 Services	Dec. 31, 2007 Vested in June 2007 Services	Dec. 31, 2007 June 2007 issuance at $6.25 per share Services	Dec. 31, 2007 February 2007 employment agreement	Dec. 31, 2007 August 2007 issuance at $5.07 per share Services	Dec. 31, 2007 October 2007 issuance at $4.48 per share Interest payments	Dec. 31, 2007 December 2007 issuance at $2.96 per share Interest payments	Dec. 31, 2007 December 2007 issuance at $2.70 per share Cash	Dec. 31, 2008 July 2008 issuance at $4.10 per share Services	Dec. 31, 2008 July 2008 issuance at $3.75 per share Services	Dec. 31, 2008 September 2008 issuance at $2.75 per share Services	Dec. 31, 2008 December 2008 issuance at $.57 per share Services	Dec. 31, 2009 June 2009 issuance at $1.5 per share Services	Dec. 31, 2009 July 2009 issuance at $0.88 per share Services	Dec. 31, 2009 August 2009 issuance at $0.80 per share Services	Dec. 31, 2009 September 2009 issuance at $0.89 per share Services	Dec. 31, 2009 Period Issuance11 [Member] Services	Dec. 31, 2010 March 2010 issuance at $0.36 per share Services	Dec. 31, 2010 May 2010 issuance at $0.30 per share Services	Dec. 31, 2010 May 2010 issuance at $0.80 per share Services	Dec. 31, 2010 May 2010 issuance at $0.18 per share Services	Dec. 31, 2010 July 2010 issuance at $0.24 per share Services	Dec. 31, 2010 October 2010 issuance at $0.46 per share Services	Dec. 31, 2010 November 2010 issuance at $0.5 per share Services	Dec. 31, 2010 December 2010 issuance at $0.48 per share Services
Conversion of note payable amount								$ 2,000,000
Common shares issued for services, per share				$ 0.001		$ 0.8		$ 2.9	$ 2.99	$ 3.35	$ 3.65	$ 3.65	$ 2	$ 3.99	$ 5.92	$ 7.18			$ 6.25	$ 5.5	$ 5.07	$ 4.48	$ 2.96	$ 2.7	$ 4.1	$ 3.75	$ 2.75	$ 0.57	$ 1.5	$ 0.88	$ 0.8	$ 0.89	$ 0.95	$ 0.36	$ 0.3	$ 0.8	$ 0.18	$ 0.24	$ 0.46	$ 0.5	$ 0.048
Common shares issued for cash, legal costs																								90,000
Common shares issued for cash, private placement costs, shares													6,250
Fair value of warrants, price per share							$ 4.18								$ 4.7		$ 6.11	$ 5.4
Common shares issued for cash, private placement costs													12,500											1,050,000
Estimated value of common shares, price per share					$ 3.99
Estimated value of warrants, price per share					$ 2.9
Exercise of stock options, price per share			$ 2
Convertible note payable amount with warrants and beneficial conversion feature			$ 2,000,000
Purchase of treasury shares between April to September, average price per share		$ 3.12
Option to purchase Common shares for services, option price						$ 3
Option to purchase Common shares for services, shares						100,000
Common shares cancelled, price per share	$ 0.3

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (591,992)	$ (351,996)	$ (922,906)	$ 1,136,092	$ (29,989,323)	$ (30,581,315)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain from change in fair value of warrant liability	(798,951)	(1,349,386)	(1,509,778)	(567,461)	(2,077,239)	(2,876,190)
Founders' shares					17,000	17,000
Costs associated with purchase of Sucre Agricultural Corp					(3,550)	(3,550)
Interest expense on beneficial conversion feature of convertible notes					676,983	676,983
Loss on extinguishment of convertible debt					2,718,370	2,718,370
Loss on retirement of warrants				146,718	146,718	146,718
Common stock issued for interest on convertible notes					55,585	55,585
Discount on sale of stock associated with private placement					211,660	211,660
Accretion of discount on note payable to related party	73,885		9,851		9,851	83,736
Debt issuance costs for rejected loan guarantees	309,834		273,800		273,800	583,634
Share-based compensation	46,782	40,449	52,487	232,491	11,390,616	11,437,399
Depreciation	15,827	19,036	25,522	23,373	69,656	85,482
Changes in operating assets and liabilities:
Accounts receivable
Unbilled receivable	(62,324)		(28,267)		(28,267)	(90,591)
Department of Energy receivable		59,199	207,380	484,634
Prepaid fees to related party
Prepaid expenses and other current assets	20,924	11,614	11,532	39,080	(39,260)	(18,336)
Accounts payable	116,864	343,454	8,146	(376,338)	343,691	460,555
Accrued interest/ License fee payable to related party	23,753			(970,000)		23,753
Accrued liabilities	145,486	(117,426)	(135,374)	71,778	110,022	255,508
Net cash provided by (used in) operating activities	(699,912)	(1,345,056)	(2,007,607)	220,367	(16,113,687)	(16,813,599)
Cash flows from investing activities:
Acquisition of property and equipment			(5,508)	(5,255)	(217,636)	(217,636)
Construction in progress	(130,976)	(633,728)	(889,739)		(889,739)	(1,020,715)
Net cash used in investing activities	(130,976)	(633,728)	(895,247)	(5,255)	(1,107,375)	(1,238,351)
Cash flows from financing activities:
Repurchases of common stock held in treasury					(101,581)	(101,581)
Cash received in acquisition of Sucre Agricultural Corp.					690,000	690,000
Proceeds from sale of stock through private placement					544,500	544,500
Proceeds from exercise of stock options					40,000	40,000
Proceeds from issuance of common stock	250,000				14,360,000	14,610,000
Proceeds from convertible notes payable					2,500,000	2,500,000
Repayment of notes payable					(500,000)	(500,000)
Proceeds from related party line of credit/notes payable					116,000	116,000
Repayment from related party line of credit/notes payable					(116,000)	(116,000)
Debt issuance costs		(348,211)	(299,498)	(150,000)	(449,498)	(449,498)
Retirement of Aurarian warrants				(220,000)	(220,000)	(220,000)
Net proceeds from related party notes payable			200,000		200,000	200,000
Proceeds from sale of LLC Unit			750,000		750,000	750,000
Net cash provided by (used in) financing activities	250,000	(348,211)	650,502	(370,000)	17,813,421	18,063,421
Net increase (decrease) in cash and cash equivalents	(580,888)	(2,326,995)	(2,252,352)	(154,888)	592,359	11,471
Cash and cash equivalents beginning of period	592,359	2,844,711	2,844,711	2,999,599
Cash and cash equivalents end of period	11,471	517,716	592,359	2,844,711	592,359	11,471
Supplemental disclosures of cash flow information Cash paid during the period for:
Interest			209	518	57,102	57,102
Income taxes			54,153	14,896	18,096	18,096
Supplemental schedule of non-cash investing and financing activities:
Conversion of senior secured convertible notes payable					2,000,000	2,000,000
Interest converted to common stock					55,569	55,569
Fair value of warrants issued to placement agents					725,591	725,591
Discount on related party note payable			83,736		83,736	83,736
Accounts payable, net of reimbursement, included in construction-in-progress		100,004	21,348		21,348	21,348
Accretion of redeemable noncontrolling interest	$ 112,500					$ 112,500

ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
ORGANIZATION AND BUSINESS
NOTE 1 - ORGANIZATION AND BUSINESS

BlueFire Renewables, Inc. (“BlueFire” or the “Company”) was incorporated in the State of Nevada on March 28, 2006 (“Inception”), under the name BlueFire Ethanol Fuels, Inc. BlueFire was established to deploy the commercially ready and patented process for the conversion of cellulosic waste materials to ethanol (“Arkenol Technology”) under a technology license agreement with Arkenol, Inc. (“Arkenol”). BlueFire’s use of the Arkenol Technology positions it as a cellulose-to-ethanol company with demonstrated production of ethanol from urban trash (post-sorted “MSW”), rice and wheat straws, wood waste and other agricultural residues. The Company’s goal is to develop and operate high-value carbohydrate-based transportation fuel production facilities in North America, and to provide professional services to such facilities worldwide. These “biorefineries” will convert widely available, inexpensive, organic materials such as agricultural residues, high-content biomass crops, wood residues, and cellulose from MSW into ethanol.

On July 15, 2010, the board of directors of BlueFire, by unanimous written consent, approved the filing of a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada, changing the Company’s name from BlueFire Ethanol Fuels, Inc. to BlueFire Renewables, Inc. On July 20, 2010, the Certificate of Amendment was accepted by the Secretary of State of Nevada.

NOTE 1 - ORGANIZATION AND BUSINESS

BlueFire Ethanol, Inc. (“BlueFire”) was incorporated in the state of Nevada on March 28, 2006 (“Inception”). BlueFire was established to deploy the commercially ready and patented process for the conversion of cellulosic waste materials to ethanol (“Arkenol Technology”) under a technology license agreement with Arkenol, Inc. (“Arkenol”). BlueFire’s use of the Arkenol Technology positions it as a cellulose-to-ethanol company with demonstrated production of ethanol from urban trash (post-sorted “MSW”), rice and wheat straws, wood waste and other agricultural residues. The Company’s goal is to develop and operate high-value carbohydrate-based transportation fuel production facilities in North America, and to provide professional services to such facilities worldwide. These “biorefineries” will convert widely available, inexpensive, organic materials such as agricultural residues, high-content biomass crops, wood residues, and cellulose from MSW into ethanol.

On July 15, 2010, the board of directors of BlueFire, by unanimous written consent, approved the filing of a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada, changing the Company’s name from BlueFire Ethanol Fuels, Inc. to BlueFire Renewables, Inc. On July 20, 2010, the Certificate of Amendment was accepted by the Secretary of State of Nevada.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Management’s Plans

The Company is a development-stage company which has incurred losses since inception. Management has funded operations primarily through proceeds received in connection with the reverse merger, loans from its majority shareholder, the private placement of the Company's common stock in December 2007 for net proceeds of approximately $14,500,000, the issuance of convertible notes with warrants in July and in August 2007, and U.S. Department of Energy ("DOE") reimbursements throughout 2009, 2010, and the first nine months of 2011. The Company may encounter difficulties in establishing operations due to the time frame of developing, constructing and ultimately operating the planned bio-refinery projects.

As of September 30, 2011, the Company had a negative working capital of approximately $926,000. Management has estimated that operating expenses for the next 12 months will be approximately $1,800,000, excluding engineering costs related to the development of bio-refinery projects. These matters raise substantial doubt about the Company’s ability to continue as a going concern. For the remainder of 2011, the Company intends to fund its operations with reimbursements under the Department of Energy contract, from the sale of Fulton Project equity ownership, from the sale of debt or equity instruments,  and our equity purchase agreement consummated with LPC in January 2011 (as discussed herein). The Company's ability to get reimbursed on the DOE contract is dependent on the availability of cash to pay for the related costs. As of November 11, 2011, the Company expects the current resources, as well as the resources available in the short term under the LPC Purchase Agreement, will only be sufficient for a period of approximately one month, depending upon certain funding conditions contained herein, unless significant additional financing is received. Management has determined that general expenditures must be reduced and additional capital will be required in the form of equity or debt securities. In addition, if we cannot raise additional short term capital we will be forced to continue to further accrue liabilities due to our limited cash reserves. There are no assurances that management will be able to raise capital on terms acceptable to the Company. If we are unable to obtain sufficient amounts of additional capital, we may be required to reduce the scope of our planned development, which could harm our business, financial condition and operating results. The financial statements do not include any adjustments that might result from these uncertainties.

Additionally, the Company’s Lancaster plant is currently shovel ready and only requires minimal capital to maintain applicable permits until funding is obtained for the construction. The preparation for the construction of this plant was the primary capital use in 2009. In October 2010, BlueFire filed the necessary paperwork to extend this project’s permits for an additional year while we await potential financing. The company has until the end of 2011 to extend this project’s permits an additional year while we await potential financing.The Company sees this project on hold until we receive the funding to construct the facility.

In June 2011 it was determined that the Company had received an overpayment of approximately $354,000 from the cumulative reimbursements of the DOE grants under Award 1. The Company and DOE tentatively agreed to net overpayments with monies still available to the Company of approximately $366,000 under Award 1 in order to further its completion. While the above terms have been tentatively agreed to, the method and process in which the matter is resolved is still in process. Based on information provided in Note 3, the Company has not accrued any amounts in the accompanying financial statements. If demand for payment were to be made by the DOE, our cash flow intended for operations would be negatively effected.

As of December 31, 2010, the Company completed the detailed engineering on our proposed Fulton Project, procured all necessary permits for construction of the plant, and began site clearing and preparation work, signaling the beginning of construction.

As of September 30, 2011, the Fulton Project site prep work has been done, and the project is awaiting further funds for construction.

The Company was notified by its lender in October 2011 (the “Lender”) for the Company’s United States Department of Agriculture (the “USDA”) loan guarantee application that the USDA sent the Lender notice that they are currently ineligible to participate in the USDA Biorefinery Assistance Program.  The USDA has offered to meet with the Lender and the Company in order to provide further explanation as to its decision and to allow the Lender and the Company the opportunity to provide any new information and potential alternatives for the USDA’s consideration.

The Company plans to continue to work with the USDA and the Lender in order to satisfy the loan guarantee application requirements which may include the substitution of another lender.  However, due to the USDA’s initial rejection, the Company wrote-off all associated debt issuance costs to general and administrative expense, amounting to $309,834 in the accompanying consolidated statement of operations for the three and nine-months ended September 30, 2011.

We estimate the total construction cost of the bio-refineries to be in the range of approximately $300 million for the Fulton Project and approximately $100 million to $125 million for the Lancaster Biorefinery. These cost approximations do not reflect any decrease in raw materials or any savings in construction cost that might be realized by the weak world economic environment. The Company is currently in discussions with potential sources of financing for these facilities but no definitive agreements are in place.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the United States Securities and Exchange Commission (the "SEC"). Certain information and disclosures normally included in the annual financial statements prepared in accordance with the accounting principles generally accepted in the Unites States of America have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these financial statements have been included. Such adjustments consist of normal recurring adjustments. These interim financial statements should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2010. The results of operations for the nine months ended September 30, 2011, are not necessarily indicative of the results that may be expected for the full year.

Principles of Consolidation

The consolidated financial statements include the accounts of BlueFire Renewables, Inc., and its wholly-owned subsidiary, BlueFire Ethanol, Inc., BlueFire Ethanol Lancaster, LLC and BlueFire Fulton Renewable Energy LLC (excluding 1% interest sold) are wholly-owned subsidiaries of BlueFire Ethanol, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Project Development

Project development costs include the research and development expenses related to the Company's future cellulose-to-ethanol production facilities. During the three and nine months ended September 30, 2011 and 2010, and for the period from March 28, 2006 (Inception) to September 30, 2011, research and development costs included in Project Development expense were approximately $158,000, $241,000, $429,000, $957,000 and $18,764,000 respectively.

Fair Value of Financial Instruments

Fair value is defined as the exchange price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

•	Level 1. Observable inputs such as quoted prices in active markets;
•	Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
•	Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of September 30, 2011, the Company’s warrant liability is considered a level 2 item, see Note 4.

Income (loss) per Common Share

The Company presents basic income (loss) per share (“EPS”) and diluted EPS on the face of the consolidated statements of operations. Basic income (loss) per share is computed as net income (loss) divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities.

As of September 30, 2011, the Company had 3,287,159 options and 6,886,694 warrants outstanding, for which all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding three and nine-month period then ended, and thus no shares are considered dilutive under the treasury stock method of accounting as of September 30, 2010. For the three and nine-months ended September 30, 2010 the applicable options and warrants were excluded from the calculation of diluted loss per share as their effects would have been anti-dilutive due to the loss.

Property and Equipment

Property and equipment are stated at cost. The Company’s fixed assets are depreciated using the straight-line method over a period ranging from one to five years, except land which is not depreciated. Maintenance and repairs are charged to operations as incurred. Significant renewals and betterments are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. During the year ended December 31, 2010, the Company began to capitalize costs in connection with the construction of its Fulton plant. A portion of these costs are reimbursed under the DOE grant discussed in Note 3. Reimbursements received for capitalized costs are treated as a reduction of those costs.

Redeemable - Noncontrolling Interest

Redeemable interest held by third parties in subsidiaries owned or controlled by the Company is reported on the consolidated balance sheets outside permanent equity. All noncontrolling interest reported in the consolidated statements of operations reflects the respective interests in the income or loss after income taxes of the subsidiaries attributable to the other parties, the effect of which is removed from the net income or loss available to the Company. The Company accretes the redemption value of the redeemable noncontrolling interest over the estimated redemption period.  As of September 30, 2011 the Company has accreted the full redemption value.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Management’s Plans

The Company is a development-stage company which has incurred losses since inception. Management has funded operations primarily through proceeds received in connection with the reverse merger, loans from its majority shareholder, the private placement of the Company's common stock in December 2007 for net proceeds of approximately $14,500,000, the issuance of convertible notes with warrants in July and in August 2007, and Department of Energy reimbursements throughout 2009 and 2010. The Company may encounter difficulties in establishing operations due to the time frame of developing, constructing and ultimately operating the planned bio-refinery projects.

As of December 31, 2010, the Company has working capital of approximately $39,000. Management has estimated that operating expenses for the next 12 months will be approximately $1,800,000, excluding engineering costs related to the development of bio-refinery projects. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Throughout the remainder of 2011, the Company intends to fund its operations with reimbursements under the Department of Energy contract, draw downs on the equity commitment the Company received from Lincoln Park Capital in January 2011, as well as seek additional funding in the form of equity or debt. As of March 31, 2011, the Company expects the current resources available to them will only be sufficient for a period of approximately two months unless significant cost cutting measures are taken. Management has determined that these general expenditures must be reduced and additional capital will be required in the form of equity or debt securities. In addition, if we cannot raise additional short term capital we may consume all of our cash reserved for operations. There are no assurances that management will be able to raise capital on terms acceptable to the Company. If we are unable to obtain sufficient amounts of additional capital, we may be required to reduce the scope of our planned development, which could harm our business, financial condition and operating results. The financial statements do not include any adjustments that might result from these uncertainties.

Additionally, the Company’s Lancaster plant is currently shovel ready and only requires minimal capital to maintain until funding is obtained for the construction. The preparation for the construction of this plant was the primary capital use in 2009. In October 2010, BlueFire filed the necessary paperwork to extend this project’s permits for an additional year while we await potential financing. In 2011, the Company sees this project on hold until we receive the funding to construct the facility.

As of December 31, 2010, the Company completed the detailed engineering on our proposed Fulton Project, procured all necessary permits for construction of the plant, and began site clearing and preparation work, signaling the beginning of construction.

We estimate the total construction cost of the bio-refineries to be in the range of approximately $300 million for the Fulton Project and approximately $100 million to $125 million for the Lancaster Biorefinery. These cost approximations do not reflect any decrease in raw materials or any savings in construction cost that might be realized by the weak world economic environment. The Company is currently in discussions with potential sources of financing for these facilities but no definitive agreements are in place.

Principles of Consolidation

The consolidated financial statements include the accounts of BlueFire Renewables, Inc., and its wholly-owned subsidiary, BlueFire Ethanol, Inc.  BlueFire Ethanol Lancaster, LLC and BlueFire Fulton Renewable Energy LLC (excluding 1% interest sold) are wholly-owned subsidiaries of BlueFire Ethanol, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the term of the debt using the effective interest method, or expensed upon conversion or extinguishment when applicable.  Costs are capitalized for amounts incurred in connection with proposed financings.  In the event the financing related to the capitalized cost is not successful, the costs are immediately expensed (see Note 5).

Cash and Cash Equivalents

For purpose of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are reported net of allowance for expected losses.  It represents the amount management expects to collect from outstanding balances. Differences between the amount due and the amount management expects to collect are charged to operations in the year in which those differences are determined, with an offsetting entry to a valuation allowance. As of December 31, 2010 and 2009, there have been no such charges.

Intangible Assets

License fees acquired are either expensed or recognized as intangible assets.  The Company recognizes intangible assets when the following criteria is met: 1) the asset is identifiable, 2) the Company has control over the asset, 3) the cost of the asset can be measured reliably, and 4) it is probable that economic benefits will flow to the Company.  During the year ended December 31, 2009, the Company purchased a license (see Note 10) from Arkenol, Inc., a related party.  The license fee was expensed because the Company is still in the research and development stage and cannot readily determine the probability of future economic benefits for said license.

Property and Equipment

Property and equipment are stated at cost. The Company’s fixed assets are depreciated using the straight-line method over a period ranging from one to five years, except land which is not depreciated. Maintenance and repairs are charged to operations as incurred. Significant renewals and betterments are capitalized.  At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. During the year ended December 31, 2010, the Company began to capitalize costs in connection with the construction of its Fulton plant. A portion of these costs were reimbursed under the Department of Energy grant discussed in Note 3. Reimbursements received for capitalized costs were treated as a reduction of those costs.

Revenue Recognition

The Company is currently a developmental-stage company. The Company will recognize revenues from 1) consulting services rendered to potential sub licensees for development and construction of cellulose to ethanol projects, 2) sales of ethanol from its production facilities when (a) persuasive evidence that an agreement exists; (b) the products have been delivered; (c) the prices are fixed and determinable and not subject to refund or adjustment; and (d) collection of the amounts due is reasonably assured.

As discussed in Note 3, the Company received a federal grant from the United States Department of Energy, (“U.S. DOE”). The grant generally provides for payment in connection with related development and construction costs involving commercialization of our technologies. Grant award reimbursements are recorded as either as contra assets or as revenues depending upon whether the reimbursement is for capitalized costs or expenses paid by the Company.  Contra capitalized cost and revenues from the grant are recognized in the period during which the conditions under the grant have been met and the Company has made payment for the asset or expense.

Project Development

Project development costs are either expensed or capitalized. The costs of materials and equipment that will be acquired or constructed for project development activities, and that have alternative future uses, both in project development, marketing or sales, will be classified as property and equipment and depreciated over their estimated useful lives. To date, project development costs include the research and development expenses related to the Company's future cellulose-to-ethanol production facilities.  During the years ended December 31, 2010 and 2009 and for the period from March 28, 2006 (Inception) to December 31, 2010, research and development costs included in Project Development were approximately $1,096,653, $1,307,185, and $13,867,000 respectively.

Convertible Debt

Convertible debt is accounted for under the guidelines established by Accounting Standards Codification (“ASC”) 470 “Debt with Conversion and Other Options” and ASC 740 “Beneficial Conversion Features”. The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt that have conversion features at fixed or adjustable rates that are in-the-money when issued and records the fair value of warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to paid-in-capital.

The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing employee options for purposes of ASC 718 “Compensation – Stock Compensation”, except that the contractual life of the warrant is used. Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value is recorded as a debt discount or premium and is amortized over the expected term of the convertible debt to interest expense. For a conversion price change of a convertible debt issue, the additional intrinsic value of the debt conversion feature, calculated as the number of additional shares issuable due to a conversion price change multiplied by the previous conversion price, is recorded as additional debt discount and amortized over the remaining life of the debt.

The Company accounts for modifications of its ECF’s in accordance with ASC 470 “Modifications and Exchanges”. ASC 470 requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment.

Equity Instruments Issued with Registration Rights Agreement

The Company accounts for these penalties as contingent liabilities, applying the accounting guidance of ASC 450 “Contingencies”. This accounting is consistent with views established by the Emerging Issues Task Force in its consensus set forth in ASC 825 “Financial Instruments”. Accordingly, the Company recognizes damages when it becomes probable that they will be incurred and amounts are reasonably estimable.

In connection with the issuance of common stock on for gross proceeds of $15,500,000 in December 2007 and the $2,000,000 convertible note financing in August 2007, the Company was required to file a registration statement on Form SB-2 or Form S-3 with the Securities and Exchange Commission in order to register the resale of the common stock under the Securities Act. The Company filed that registration statement on December 18, 2007 and as required under the registration rights agreement had the registration statement declared effective by the Securities and Exchange Commission (“SEC”) on March 27, 2009 and in so doing incurred no liquidated damages. As of December 31, 2010 and 2009, the Company does not believe that any liquidated damages are probable and thus no amounts have been accrued in the accompanying financial statements.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 ”Income Taxes” requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carry forwards.

This Interpretation sets forth a recognition threshold and valuation method to recognize and measure an income tax position taken, or expected to be taken, in a tax return. The evaluation is based on a two-step approach. The first step requires an entity to evaluate whether the tax position would “more likely than not,” based upon its technical merits, be sustained upon examination by the appropriate taxing authority. The second step requires the tax position to be measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement. In addition, previously recognized benefits from tax positions that no longer meet the new criteria would no longer be recognized. The application of this Interpretation will be considered a change in accounting principle with the cumulative effect of the change recorded to the opening balance of retained earnings in the period of adoption. This Interpretation was effective for the Company on January 1, 2007. Adoption of this new standard did not have a material impact on our financial position, results of operations or cash flows.

Fair Value of Financial Instruments

On January 1, 2009, the Company adopted ASC 820 “Fair Value Measurements and Disclosures”.  The Company did not record an adjustment to retained earnings as a result of the adoption of the guidance for fair value measurements, and the adoption did not have a material effect on the Company’s results of operations.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;
Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of December 31, 2010 and 2009, the Company’s warrant liability is considered a level 2 item, see Note 6.

Risks and Uncertainties

The Company's operations are subject to new innovations in product design and function. Significant technical changes can have an adverse effect on product lives. Design and development of new products are important elements to achieve and maintain profitability in the Company's industry segment. The Company may be subject to federal, state and local environmental laws and regulations. The Company does not anticipate expenditures to comply with such laws and does not believe that regulations will have a material impact on the Company's financial position, results of operations, or liquidity. The Company believes that its operations comply, in all material respects, with applicable federal, state, and local environmental laws and regulations.

Concentrations of Credit Risk

The Company maintains its cash accounts in a commercial bank and in an institutional money-market fund account. The total cash balances held in a commercial bank are secured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000, although on January 1, 2014 this amount is scheduled to return to $100,000 per depositor, per insured bank. At times, the Company has cash deposits in excess of federally insured limits. In addition, the Institutional Funds Account is insured through the Securities Investor Protection Corporation (“SIPC”) up to $500,000 per customer, including up to $100,000 for cash. At times, the Company has cash deposits in excess of federally and institutional insured limits.

As of December 31, 2010 and 2009, the Department of Energy made up 100% of Grant Revenue and Department of Energy grant receivables.   Management believes the loss of these organizations would have a material impact on the Company’s financial position, results of operations, and cash flows.

Income (loss) per Common Share

The Company presents basic income (loss) per share (“EPS”) and diluted EPS on the face of the consolidated statement of operations. Basic income (loss) per share is computed as net income (loss) divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities. For the year ended December 31, 2010, the Company had 3,287,159 options and 6,886,694 warrants outstanding, for which all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding year and thus no shares are considered as dilutive under the treasury-stock method of accounting.  For the year ended December 31, 2009, the Company had approximately 3,287,159 options and 6,813,494 warrants, to purchase shares of common stock that were excluded from the calculation of diluted loss per share as their effects would have been anti-dilutive due to the loss.

Share-Based Payments

The Company accounts for stock options issued to employees and consultants under ASC 718 “Share-Based Payment”. Under ASC 718, share-based compensation cost to employees is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense over the employee's requisite vesting period.

The Company measures compensation expense for its non-employee stock-based compensation under ASC 505 “Equity”. The fair value of the option issued or committed to be issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company's common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty's performance is complete. The fair value of the equity instrument is charged directly to stock-based compensation expense and credited to additional paid-in capital.

Redeemable - Noncontrolling Interest

Redeemable interest held by third parties in subsidiaries owned or controlled by the Company is reported on the consolidated balance sheets outside permanent equity. All noncontrolling interest reported in the consolidated statements of operations reflects the respective interests in the income or loss after income taxes of the subsidiaries attributable to the other parties, the effect of which is removed from the net income or loss available to the Company. The Company accretes the redemption value of the redeemable noncontrolling interest over the redemption period.

Impairment of Long-Lived Assets

The Company regularly evaluates whether events and circumstances have occurred that indicate the carrying amount of property and equipment may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the potential impairment by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded. Fair values are determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. The Company regularly evaluates whether events and circumstances have occurred that indicate the useful lives of property and equipment may warrant revision. In our opinion, the carrying values of our long-lived assets, including property and equipment, were not impaired at December 31, 2010.

New Accounting Pronouncements

In January 2010, the FASB amended authoritative guidance for improving disclosures about fair-value measurements. The updated guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The guidance also clarified existing fair-value measurement disclosure guidance about the level of disaggregation, inputs, and valuation techniques. The guidance became effective for interim and annual reporting periods beginning on or after December 15, 2009, with an exception for the disclosures of purchases, sales, issuances and settlements on the roll-forward of activity in Level 3 fair-value measurements. Those disclosures will be effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Company does not expect that the adoption of this guidance will have a material impact on the financial statements.

DEVELOPMENT CONTRACT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
DEVELOPMENT CONTRACT
NOTE 3 – DEVELOPMENT CONTRACTS

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the DOE's cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007.

In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This brings the DOE’s total award to the Fulton project to approximately $88 million. This includes a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. The Company has completed negotiations with the DOE for Phase II of its DOE Biorefinery project and the funds have been obligated.

The grant generally provides for payment in connection with related development and construction costs involving commercialization of our technologies. Grant award reimbursements are recorded either as contra assets or as revenues depending upon whether the reimbursement is for capitalized costs or expenses paid by the Company.  Contra capitalized cost and revenues from the grant are recognized in the period during which the conditions under the grant have been met and the Company has made payment for the asset or expense.  The Company recognizes unbilled receivables for those costs that have been incurred during a period but not yet paid at period end, and are otherwise reimbursable under the terms of the grant.  Realization of unbilled receivables are dependent on the Company’s ability to meet their obligation for payment to vendors of reimbursable costs.

As of November 7, 2011, the Company has received reimbursements of approximately $9,189,000 under these awards.

In 2009 and 2010, our operations had been financed to a large degree through funding provided by the DOE. We rely on access to this funding as a source of liquidity for capital requirements not satisfied by the cash flow from our operations. If we are unable to access government funding our ability to finance our projects and/or operations and implement our strategy and business plan will be severely hampered. Awards 1 and 2 consist of a total reimbursable amount of approximately $87,560,000, and through November 7, 2011, we have an unreimbursed amount of approximately $78,371,000 available to us under the awards. We cannot guarantee that we will continue to receive grants, loan guarantees, or other funding for our projects from the DOE.

In June 2011, it was determined that the Company had received an overpayment of approximately $354,000 from the cumulative reimbursements of the DOE grants under Award 1 for the period from inception of the award through December 31, 2010. The overpayment is a result of estimates made during the reimbursement process over the course of the award. The DOE and the Company reached a tentative agreement that in combination, as a result of the unused grant award money left in Award 1 of approximately $366,000, the Company had no liability to the DOE as of September 30, 2011 and the Company could proceed towards completion of Award 1. While completion of the award under the above terms has been tentatively agreed to, the method and process in which Award 1 is completed is still in process. Management does not believe it is probable any recourse arising from overpayment will be realized at this time, and ultimate resolution may be delayed until Award 1 is officially closed and a cumulative to date review of project costs and reimbursements can be made, or our contracting officer makes a demand for payment.  Neither of these events has occurred, nor has the DOE withheld payments to the Company on recent reimbursements.

NOTE 3 – DEVELOPMENT CONTRACT

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the U.S. Department of Energy’s (“DOE”) cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007. In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This brings the DOE’s total award to the Fulton project to approximately $88 million. This is in addition to a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. The Company is currently in negotiations with the DOE for Phase II of its Fulton Project.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT
NOTE 4 – PROPERTY AND EQUIPMENT

Property and Equipment consist of the following:

	December 31, 2010	December 31, 2009
Construction in progress	$911,087	$-
Land	109,108	109,108
Office equipment	63,367	60,341
Furniture and fixtures	44,805	42,676
	1,128,367	212,125
Accumulated depreciation	(69,299)	(44,130)
	$1,059,068	$167,995

Depreciation expense for the years ended December 31, 2010 and 2009 and for the period from inception to December 31, 2010 was $25,522, $23,373, and $69,656, respectively.

During the year ended December 31, 2010, the Company invested approximately $890,000 in construction activities at our Fulton Project, compared with $0 in 2009.

Purchase of Lancaster Land

On November 9, 2007, the Company purchased approximately 10 acres of land in Lancaster, California for approximately $109,000, including certain site surveying and other acquisition costs. The Company originally intended to use the land for the construction of their first cellulosic ethanol refinery plant. The Company is now considering using this land for a facility to produce products other than cellulosic ethanol, such as higher value chemicals that would yield fuel additives that that could improve the project economics for a smaller facility.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2010
NOTES PAYABLE
NOTE 5 – NOTES PAYABLE

Convertible Notes Payable

On July 13, 2007, the Company issued several convertible notes aggregating a total of $500,000 with eight accredited investors including $25,000 from the Company’s Chief Financial Officer.  Under the terms of the notes, the Company was to repay any principal balance and interest, at 10% per annum within 120 days of the note. The holders also received warrants to purchase common stock at $5.00 per share. The warrants vested immediately and expire in five years. The total warrants issued pursuant to this transaction were 200,000 on a pro-rata basis to investors. The convertible promissory notes were only convertible into shares of the Company’s common stock in the event of a default. The conversion price was determined based on one third of the average of the last-trade prices of the Company’s common stock for the ten trading days preceding the default date.

The fair value of the warrants was $990,367 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 113%, risk-free interest rate of 4.94%, dividend yield of 0%, and a term of five years.

The proceeds were allocated between the convertible notes payable and the warrants issued to the convertible note holders based on their relative fair values which resulted in $167,744 allocated to the convertible notes and $332,256 allocated to the warrants. The amount allocated to the warrants resulted in a discount to the convertible notes.  The Company amortized the discount over the term of the convertible notes. During the year ended December 31, 2007, the Company amortized $332,256 of the discount to interest expense.

The Company calculated the value of the beneficial conversion feature to be approximately $332,000 of which $167,744 was allocated to the convertible notes. However, since the notes were convertible upon a contingent event, the value was recorded when such event was triggered during the year ended December 31, 2007.

On November 7, 2007, the Company re-paid the 10% convertible promissory notes totaling approximately $516,000 including interest of approximately $16,000.  This included approximately $800 of accrued interest to the Company’s Chief Financial Officer.

Senior Secured Convertible Notes Payable

On August 21, 2007, the Company issued senior secured convertible notes aggregating a total of $2,000,000 with two institutional accredited investors.  Under the terms of the notes, the Company was to repay any principal balance and interest, at 8% per annum, due August 21, 2010. On a quarterly basis, the Company has the option to pay interest due in cash or in stock.  The senior secured convertible notes were secured by substantially all of the Company’s assets. The total warrants issued pursuant to this transaction were 1,000,000 on a pro-rata basis to investors. These include class A warrants to purchase 500,000 common stock at $5.48 per share and class B warrants to purchase an additional 500,000 shares of common stock at $6.32 per share. The warrants vested immediately and expire in three years. The senior secured convertible note holders had the option to convert the note into shares of the Company’s common stock at $4.21 per share at any time prior to maturity. If, before maturity, the Company consummated a Financing of at least $10,000,000 then the principal and accrued unpaid interest of the senior secured convertible notes would be automatically converted into shares of the Company’s common stock at $4.21 per share.

The fair value of the warrants was approximately $3,500,000 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 118%, risk-free interest rate of 4.05%, dividend yield of 0% and a term of three years.  The proceeds were allocated between the senior secured convertible notes and the warrants issued to the convertible note holders based on their relative fair values and resulted in $728,571 being allocated to the senior secured convertible promissory notes and $1,279,429 allocated to the warrants. The resulting discount was to be amortized over the life of the notes.

The Company calculated the value of the beneficial conversion feature to be approximately $1,679,000 of which approximately $728,000 was allocated to the beneficial conversion feature resulting in 100% discount to the convertible promissory notes. During the year ended December 31, 2007, the Company amortized approximately $312,000 of the discount related to the warrants and beneficial conversion feature to interest expense and $1,688,000 to loss on extinguishment, see below for discussion.

In addition, the Company entered into a registration rights agreement with the holders of the senior secured convertible notes agreement whereby the Company was required to file an initial registration statement with the Securities and Exchange Commission in order to register the resale of the maximum amount of common stock underlying the secured convertible notes within 120 days of the Exchange Agreement (December 19, 2007).  The registration statement was filed with the SEC on December 19, 2007. The registration statement was then declared effective on March 27, 2009. The Company incurred no liquidated damages.

Modification of Conversion Price and Warrant Exercise Price on Senior Secured Convertible Note Payable

On December 3, 2007, the Company modified the conversion price into common stock on its outstanding senior secured convertible notes from $4.21 to $2.90 per share. The Company also modified the exercise price of the Class A and B warrants issued with convertible notes from $5.48 and $6.32, respectively, to $2.90 per share.

In accordance with ASC 470, the Company recorded an extinguishment loss of approximately $2,818,000 for the modification of the conversion price as the fair value of the conversion price immediately before and after the modification was greater than 10% of the carrying amount of the original debt instrument immediately prior to the modification.  The loss on extinguishment was determined based on the difference between the fair value of the new instruments issued and the previous carrying value of the convertible debt at the date of extinguishment. Upon modification, the carrying amount of the senior secured convertible notes payable of $2,000,000 and accrued interest of approximately $33,000 was converted into a total of 700,922 shares of common stock at $2.90 and $2.96 per share, respectively.  Prior to the modification, during the quarter ended September 30, 3007, the Company satisfied its interest obligation of approximately $20,000 by issuing 3,876 shares of the Company’s common stock at $4.48 per share in lieu of cash.

The extinguishment loss and non-cash interest expense for the warrants was determined using the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of 4.72 years, risk free interest rate of 3.28%, market price per share of $3.26, and no dividends.

Debt Issuance Costs

During 2007 debt issuance fees and expenses of approximately $207,000 were incurred in connection with the senior secured convertible note. These fees consisted of a cash payment of $100,000 and the issuance of warrants to purchase 23,731 shares of common stock. The warrants have an exercise price of $5.45, vested immediately and expire in five years. The warrants were valued at approximately $107,000 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 118%, risk-free interest rate of 4.05%, dividend yield of 0% and a term of five years. These costs were amortized over the term of the note using the effective interest method and expensed upon conversion of senior secured convertible note.  During the year ended December 31, 2007, the Company amortized approximately $32,000 of the debt issuance costs to interest expense and approximately $175,000 to loss on extinguishment, see above for further discussion.

During 2010 debt issuance costs of $123,800 were incurred, net of DOE reimbursement in connection with the Company submitting an application for a $250 million dollar DOE loan guarantee for the Company's planned cellulosic ethanol biorefinery in Fulton, Mississippi. This compares to 2009 debt issuance costs of $150,000 incurred in connection with an application for a $58 million dollar DOE loan guarantee for the Company's planned cellulosic ethanol biorefinery in Lancaster, California. These applications were filed under the Department of Energy (“DOE”) Program DE-FOA-0000140 (“DOE LGPO”), which provides federal loan guarantees for projects that employ innovative energy efficiency, renewable energy, and advanced transmission and distribution technologies.

In 2010, the Company was informed that the loan guarantee for the planned biorefinery in Lancaster, California, was rejected by the DOE due to a lack of definitive contracts for feedstock and off-take at the time of submittal of the loan guarantee for the Lancaster Biorefinery, as well as the fact that the Company was also pursuing a much larger project in Fulton, Mississippi.  As a result of this DOE loan guarantee rejection for the Lancaster, California project, the Company wrote off $150,000 of capitalized debt issuance cost to expense in 2010.

In February 2011, the Company received notice from the DOE LGPO staff that the Fulton Project’s application will not move forward until such time as the project has raised the remaining equity necessary for the completion of funding.  As a result of this DOE loan guarantee rejection for the Fulton Project, the Company wrote off $123,800 of capitalized debt issuance cost to expense in 2010 as there were indicating factors the loan would not be approved prior to year end.

In August 2010, BlueFire submitted an application for a $250 million loan guarantee for the Fulton Project with the U.S. Department of Agriculture under Section 9003 of the 2008 Farm Bill (“USDA LG”). During 2010 debt issuance costs for the USDA loan guarantee totaled approximately $298,000, compared to zero in fiscal 2009.

Such costs are capitalized and amortized to interest expense when, and if, the financing is completed.  In the event the financing is unsuccessful, we re-characterize these costs to expense. As of December 31, 2010, for both of the DOE LGPO applications, we have re-characterized these costs to expense in the amount of $273,800.

OUTSTANDING WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
OUTSTANDING WARRANT LIABILITY
NOTE 4 - OUTSTANDING WARRANT LIABILITY

August and December 2007 Warrants

As a result of adopting Accounting Standards Codification (“ASC”) 815 “Derivatives and Hedging” effective January 1, 2009, 6,962,963 of our then issued and outstanding common stock purchase warrants previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment. These warrants have an exercise price of $2.90 and included ratchet provisions; 5,962,563 warrants expire in December 2012 and 1,000,000 expired in August 2010. As such, effective January 1, 2009, we reclassified the fair value of these common stock purchase warrants, which have exercise price reset features, from equity to liability status as if these warrants were treated as a derivative liability since their date of issue in August 2007 and December 2007. On January 1, 2009, we reclassified from additional paid-in capital, as a cumulative effect adjustment, $15.7 million to beginning retained earnings and $2.9 million to a long-term warrant liability to recognize the fair value of such warrants on such date. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model.

In connection with the 5,962,963 warrants to expire in December 2012, the Company recognized gains or (losses) of approximately $35,000, ($847,000), $708,700, $1,349,000, and $2,785,700 from the change in fair value of these warrants during the three and nine months ended September 30, 2011 and 2010 and the period from Inception to September 30, 2011.

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. These warrants were part of the 1,000,000 warrants issued in August 2007, and were set to expire August 2010. The Company valued these warrants the day immediately preceding the cancellation date which indicated a gain on the changed in fair value of $208,562 and a remaining fair value of $73,282. Upon cancellation the remaining value was extinguished for payment of $220,000 in cash, resulting in a loss on extinguishment of $146,718. In connection with the remaining 326,800 warrants that expired in August 2010, the Company recognized a gain of approximately $200 for the change in fair value of these warrants during the three-months ended September 30, 2010.

These common stock purchase warrants were initially issued in connection with two private offerings, our August 2007 issuance of 689,655 shares of common stock and our December 2007 issuance of 5,740,741 shares of common stock. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	September 30,	December 31,
	2011	2010
Annual dividend yield	-	-
Expected life (years) of December 2007 issuance	1.3	2.0
Risk-free interest rate	0.13%	0.61%
Expected volatility of December 2007 issuance	137%	125%

January 2011 Warrants

On January 19, 2011, in connection with the Purchase Agreement (see Note 8) the Company issued 428,571 common stock warrants. The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain excluded issuances; if issuances are at prices lower than the current exercise price. Because the warrants were issued in connection with an equity capital raise, the initial value offset additional paid-in capital. The Company estimated the fair value of the warrants using the Black-Scholes model upon issuance on January 19, 2011 and at the September 30, 2011, reporting date using the following assumptions:

	September 30,	January 19,
	2011	2011
Annual dividend yield	-	-
Expected life (years) of	4.3	5.0
Risk-free interest rate	.96%	1.95%
Expected volatility	102%	105%

In connection with the 428,571 warrants to expire in January 2016, the Company recognized a derivative value of the warrants and recorded a liability of approximately $125,600 and a gains of approximately $9,800, $0, $90,300, $0 and $90,300 from the change in fair value of these warrants during the three and nine-months ended September 30, 2011 and 2010 and the period from Inception to September 30, 2011.

The August and December 2007 and January 2011 common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants. The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities rates.

NOTE 6 - OUTSTANDING WARRANT LIABILITY

Effective January 1, 2009 we adopted the provisions of ASC 815 “Derivatives and Hedging”. ASC 815 applies to any freestanding financial instruments or embedded features that have the characteristics of a derivative and to any freestanding financial instruments that are potentially settled in an entity’s own common stock. As a result of adopting ASC 815, 6,962,963 of our issued and outstanding common stock purchase warrants previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment. These warrants have an exercise price of $2.90; 5,962,563 warrants expire in December 2012 and 1,000,000 expire August 2010.  As such, effective January 1, 2009 we reclassified the fair value of these common stock purchase warrants, which have exercise price reset features, from equity to liability status as if these warrants were treated as a derivative liability since their date of issue in August 2007 and December 2007. On January 1, 2009, we reclassified from additional paid-in capital, as a cumulative effect adjustment, $15.7 million to beginning retained earnings and $2.9 million to a long-term warrant liability to recognize the fair value of such warrants on such date.

The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

In connection with the 5,962,963 warrants to expire in December 2012, the Company recognized gains of approximately $1,510,000, $241,431 and $1,751,431 from the change in fair value of these warrants during the years ended December 31, 2010 and 2009 and the period from Inception to December 31, 2010.

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. These warrants were part of the 1,000,000 warrants issued in August 2007, and were set to expire August 2010. Prior to October 19, 2009, the warrants were previously accounted for as a derivative liability and marked to their fair value at each reporting period in 2009. The Company valued these warrants the day immediately preceding the cancellation date which indicated a gain on the changed in fair value of $208,562 and a remaining fair value of $73,282. Upon cancellation the remaining value was extinguished for payment of $220,000 in cash, resulting in a loss on extinguishment of $146,718. In connection with the remaining 326,800 warrants set to expire in August 2010, the Company recognized a gain of $117,468 for the change in fair value of these warrants during the year ended December 31, 2009.

These common stock purchase warrants were initially issued in connection with two private offerings, our August 2007 issuance of 689,655 shares of common stock and our December 2007 issuance of 5,740,741 shares of common stock. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	December 31,	December 31,
	2010	2009
Annual dividend yield	-	-
Expected life (years) of August 2007 issuance	-	0.64
Expected life (years) of December 2007 issuance	2.0	3.0
Risk-free interest rate	0.61%	2.69%
Expected volatility of August 2007 issuance	-	101%
Expected volatility of December 2007 issuance	125%	95%

Expected volatility is based primarily on historical volatility.  Historical volatility for the August 2007 and December 2007 issuances were computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants.  The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities rates.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
NOTE 5 - COMMITMENTS AND CONTINGENCIES

Fulton Project Lease

On July 20, 2010, the Company entered into a thirty year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project. At the end of the primary 30 year lease term, the Company shall have the right for two additional thirty year terms. The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month. The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index.

Rent expense under non-cancellable leases was approximately $30,900, $30,900, $92,700, $30,900, and $123,600 during the three and nine-months ended September 30, 2011 and 2010 and the period from March 28, 2006 (Inception) to September 30, 2011, respectively.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

On June 27, 2006, the Company entered into employment agreements with three key employees. The employment agreements are for a period of three years, which expired in 2010, with prescribed percentage increases beginning in 2007 and can be cancelled upon a written notice by either employee or employer (if certain employee acts of misconduct are committed). The total aggregate annual amount due under the employment agreements was approximately $586,000 per year. These contracts have not been renewed. Each of the executive officers are currently working for the Company on a month to month basis.

On March 31, 2008, the Board of Directors of the Company replaced our Chief Financial Officer’s previously existing at-will Employment Agreement with a new employment agreement, effective February 1, 2008, and terminating on May 31, 2009, unless extended for additional periods by mutual agreement of both parties. The new agreement contained the following material terms: (i) initial annual salary of $120,000, paid monthly; and (ii) standard employee benefits; (iii) limited termination provisions; (iv) rights to Invention provisions; and (v) confidentiality and non-compete provisions upon termination of employment. This employment agreement expired on May 31, 2009, and Mr. Scott currently serves the Company on a part-time basis as CFO on a month to month basis.

Board of Director Arrangements

On July 23, 2009, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to the three outside members. Pursuant to the Board of Director agreements, the Company's "in-house" board members (CEO and Vice-President) waived their annual cash compensation of $5,000. The value of the common stock granted was determined to be approximately $26,400 based on the fair market value of the Company’s common stock of $0.88 on the date of the grant.  During the year 2009 the Company expensed approximately $41,400 related to these agreements.

On July 15, 2010, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to two of the three outside members. Pursuant to the Board of Director agreements, the Company's "in-house" board members (CEO and Vice-President) waived their annual cash compensation of $5,000.  The value of the common stock granted was determined to be approximately $7,200 based on the fair market value of the Company’s common stock of $0.24 on the date of the grant.   During the year ended December 31, 2010, the Company expensed approximately $17,000 related to these agreements.

Investor Relations Agreements

On November 9, 2006, the Company entered into an agreement with a consultant. Under the terms of the agreement, the Company is to receive investor relations and support services in exchange for a monthly fee of $7,500, 150,000 shares of common stock, warrants to purchase 200,000 shares of common stock at $5.00 per share, expiring in five years, and the reimbursement of certain travel expenses. The common stock and warrants vested in equal amounts on November 9, 2006, February 1, 2007, April 1, 2007 and June 1, 2007.

At December 31, 2006, the consultant was vested in 37,500 shares of common stock.  The shares were valued at $112,000 based upon the closing market price of the Company’s common stock on the vesting date. The warrants were valued on the vesting date at $100,254 based on the Black-Scholes option pricing model using the following assumptions: volatility of 88%, expected life of five years, risk free interest rate of 4.75% and no dividends. The value of the common stock and warrants was recorded in general and administrative expense on the accompanying consolidated statement of operations during the year ended December 31, 2006.

The Company revalued the shares on February 1, 2007, vesting date, and recorded an additional adjustment of $138,875. On February 1, 2007 the warrants were revalued at $4.70 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 102%, expected life of five years, risk free interest rate of 4.96% and no dividends. The Company recorded an additional expense of $158,118 related to these vested warrants during the year ended December 31, 2007.

On March 31, 2007, the fair value of the vested common stock issuable under the contract based on the closing market price of the Company’s common stock was $7.18 per share and thus expensed $269,250. As of March 31, 2007, the Company estimated the fair value of the vested warrants issuable under the contract to be $6.11 per share. The warrants were valued on March 31, 2007 based on the Black-Scholes option pricing model using the following assumptions: volatility of 114%, expected life of five years, risk free interest rate of 4.58% and no dividends. The Company recorded an additional estimated expense of approximately $305,000 related to the remaining unvested warrants during the year ended December 31, 2007.

The Company revalued the shares on June 1, 2007, vesting date, and recorded an additional adjustment of $234,375. On June 1, 2007 the warrants were revalued at $5.40 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 129%, expected life of four and a half years, risk free interest rate of 4.97% and no dividends. The Company recorded an additional expense of $269,839 related to these vested warrants during the year ended December 31, 2007.

Fulton Project Lease

On July 20, 2010, the Company entered into a thirty year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project.  At the end of the primary 30 year lease term, the Company shall have the right for two additional thirty year terms.  The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month.  The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index. The below payout schedule does not contemplate reductions available upon the commencement of construction and commercial operations.

Future annual minimum lease payments under the above lease agreements, at December 31, 2010 are as follows:

Years ending
December 31,
2011	$123,504
2012	123,504
2013	123,504
2014	123,504
2015	125,976
Thereafter	3,150,000
Total	$3,769,992

Rent expense under non-cancellable leases was approximately $62,000, $0, and $62,000 during the years ended December 31, 2010, 2009 and the period from Inception to December 31, 2010, respectively

REDEEMABLE NONCONTROLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
REDEEMABLE NONCONTROLLING INTEREST
NOTE 7 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”). The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events based upon obtaining financing for the construction of the Fulton Project. The third party equity interests in the consolidated subsidiary are reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company accreted the redeemable noncontrolling interest for the total redemption price of $862,500 as of September 30, 2011.  This was estimated in the June 30, 2011 Form 10-Q to be the forecasted financial close of a qualified financing.  Since financing has not been incurred but progress has been made that may facilitate funding albeit unknown as to the timing of such funding, the Company has decided not to re-estimate the timing of financing and disclose the total redemption price of $862,500. Net loss attributable to the redeemable noncontrolling interest for the three and nine months ended September 30, 2011, and for the period from March 28, 2006 (Inception) to September 30, 2011 was immaterial and thus not presented on the statement of operations.

For the three and nine-months ended September 30, 2011 and 2010, and for the period from March 28, 2006 (Inception) to September 30, 2011 the Company recognized the accretion of the redeemable noncontrolling interest of $37,500, $0, $112,500, $0, and $112,500 respectively which was charged to additional paid-in capital.

NOTE 8 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”).  The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events based upon obtaining financing for the construction of the Fulton Project. The third party equity interests in the consolidated joint ventures are reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company will accrete the redeemable noncontrolling interest for the total redemption price of $862,500 through the forecasted financial close, estimated to be the end of the third quarter of 2011. Net loss attributable to the redeemable noncontrolling interest during the year ended December 31, 2010 was immaterial and thus not presented on the statement of operations.

STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY (DEFICIT)
NOTE 8 - STOCKHOLDERS’ DEFICIT

Stock-Based Compensation under the Company’s Employee Stock Option Plan

During the three and nine-months ended September 30, 2011 and 2010, and for the period from March 28, 2006 (Inception) to September 30, 2011, the Company recognized stock-based compensation, including consultants, of approximately $0, $0, $0, $0, and $4,487,000 to general and administrative expenses and $0, $0, $0, $0, and $4,368,000 to project development expenses, respectively. There is no additional future compensation expense to record as of September 30, 2011 based on the previous awards.

Shares Issued for Services

During the nine months ended September 30, 2011, the Company issued 346,076 shares of common stock for legal and professional services provided. Of these shares, 60,000 were issued in March 2011 for $29,100 in legal fees that were to be paid in common stock at the 2010 year end as the agreed upon shares had not been issued. An additional 167,535 shares were issued in July and August 2011 for $20,000 in accrued legal fees that were outstanding as of June 30, 2011. The Company valued the shares to be issued using the closing market price at the end of the quarter when shares were due as the legal services had been provided and there were no future performance criteria. In connection with the issuance of the remaining 118,541 shares, the Company recorded $46,782 in legal and professional fees expense, during the nine months ended September 30, 2011, which is included in general and administrative expense. The Company valued the shares using the closing market price on the date of issuance.

Stock Purchase Agreement

On January 19, 2011, the Company entered into the Purchase Agreement with LPC. The Company also entered into a registration rights agreement with LPC whereby, we agreed to file a registration statement related to the transaction with the SEC covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the Purchase Agreement's execution. This registration statement was filed on or around February 11, 2011 and was declared effective on May 10, 2011.

Once the SEC declared effective the registration statement related to the transaction, the Company has the right, in their sole discretion, over a 30-month period to sell the shares of common stock to LPC in amounts from $35,000 and up to $500,000 per sale, depending on the Company’s stock price as set forth in the Purchase Agreement, up to the aggregate commitment of $10 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $10 million funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company controls the timing and amount of any future sales, if any, of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below $0.15. The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock. The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share. The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain issuances, if issuances are at prices lower than the current exercise price (see Note 4). The warrants have an expiration date of January 2016.

Concurrently, in consideration for entering into the $10 million agreement, we issued to LPC 600,000 shares of our common stock as a commitment fee and shall issue up to 600,000 shares pro rata as LPC purchases up to the remaining $9.85 million. As of November 7, 2011, the Company has issued 7,919 of the pro rata shares due to LPC.

During the three and nine-months ended September 30, 2011, and 2010, and for the period from March 28, 2006 (Inception) to September 30, 2011, the Company sold 175,438, 0, 459,483, 0, and 469,483 shares to LPC respectively for a value of approximately $30,000, 0, $100,000, 0, and $104,800, respectively.

NOTE 9 - STOCKHOLDERS' EQUITY (DEFICIT)

Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan

On December 14, 2006, the Company established the 2006 incentive and nonstatutory stock option plan (the “Plan”). The Plan is intended to further the growth and financial success of the Company by providing additional incentives to selected employees, directors, and consultants. Stock options granted under the Plan may be either "Incentive Stock Options" or "Nonstatutory Options" at the discretion of the Board of Directors. The total number of shares of Stock which may be purchased through exercise of Options granted under this Plan shall not exceed ten million (10,000,000) shares, they become exercisable over a period of no longer than five (5) years and no less than 20% of the shares covered thereby shall become exercisable annually.

On October 16, 2007, the Board reviewed the Plan.  As such, it determined that the Plan was to be used as a comprehensive equity incentive program for which the Board serves as the Plan administrator; and therefore added the ability to grant restricted stock awards under the Plan.

Under the amended and restated Plan, an eligible person in the Company’s service may acquire a proprietary interest in the Company in the form of shares or an option to purchase shares of the Company’s common stock. The amendment includes certain previously granted restricted stock awards as having been issued under the amended and restated Plan.  As of December 31, 2010, 3,307,159 options and 379,847 shares have been issued under the plan. As of December 31, 2010, 6,312,994 shares are still issuable under the Plan.

Stock Options

On December 14, 2006, the Company granted options to purchase 1,990,000 shares of common stock to various employees and consultants having a $2.00 exercise price. The value of the options granted was determined to be approximately $4,900,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 99%, expected life of five (5) years, risk free interest rate of 4.73%, market price per share of $3.05, and no dividends. The Company expensed the value of the options over the vesting period of two years for the employees. For non-employees the Company revalued the fair market value of the options at each reporting period under the provisions of ASC 505.

On December 20, 2007, the Company granted options to purchase 1,038,750 shares of the Company’s common stock to various employees and consultants having an exercise price of $3.20 per share. In addition, on the same date, the Company granted its President and Chief Executive Officer 250,000 and 28,409 options to purchase shares of the Company’s common stock having an exercise price of $3.20 and $3.52, respectively.  The value of the options granted was determined to be approximately $3,482,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.09%, market price per share of $3.20, and no dividends. Of the total 1,317,159 options granted on December 20, 2007, 739,659 vested immediately and 27,500 issued to consultants vested monthly over a one year period, and 550,000 of the options vested upon two contingent future events.  Management’s belief at the time of the grant was that the events were probable to occur and were within their control, and thus accounted for the remaining vesting under ASC 718 by straight-lining the vesting through the expected date on which the future events were to occur.  At the time, management believed that future date was June 30, 2008. This determination was based on the fact that the Company appeared to be on track to receive the permits and the related funding was available. In June 2008, the Company determined that the June 30, 2008 estimate would not be met due to delays in receiving the necessary permits and thus modified the date to September 30, 2008. In September 2008, the Company determined that the September 30, 2009 deadline would not be met due to the difficulty in obtaining financing due to the pending collapse of the capital markets. At that point the remaining unamortized portion was immaterial and thus, the Company expensed the remaining amounts. Although the options were expensed according to ASC 718, the recipients are still not fully vested as the triggering events have not yet occurred. The original grant date fair value of the 550,000 unvested options was $2.70.

The Company accounts for the stock options to consultants under the provisions of ASC 505. In accordance with ASC 505, as of December 31, 2009, the options awarded to consultants under the 2006 and 2007 Stock Option Grant were re-valued using the Black-Scholes option pricing model with the following assumptions: volatility of 150%, risk free interest rate of 1.55%, no dividends, expected life for the 2006 stock option award of three years; and expected life for the 2007 stock option award of four years. As of December 31, 2010 stock options to consultants were fully vested and expensed.

In connection with the Company’s 2007 and 2006 stock option awards, during the years ended December 31, 2010, and 2009 and for the period from March 28, 2006 (Inception) to December 31, 2010, the Company recognized stock based compensation, including consultants, of approximately $0, $232,000, and $4,487,000 to general and administrative expenses and $0, $0, and $4,368,000 to project development expenses, respectively. There is no additional future compensation expense to record at December 31, 2010 based on previous awards.

A summary of the status of the stock option grants under the Plan as of the years ended December 31, 2007, 2008, 2009, and 2010 and changes during this period are presented as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007	1,990,000	$2.00
Granted during the year	1,317,159	3.21
Exercised during the year	(20,000)	2.00
Outstanding December 31, 2007	3,287,159	$2.48	4.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2008	3,287,159	$2.48	3.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2009	3,287,159	$2.48	2.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2010	3,287,159	$2.48	1.40

Options exercisable at December 31, 2010	2,737,159	$2.34	1.28

There were no amounts received for the exercise of stock options in 2009 or 2010.

The following table summarizes information concerning outstanding and exercisable options at December 31, 2010:

		OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Range of Exercise Prices	Outstanding as of 12/31/2010	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable as of 12/31/2010	Weighted- Average Exercise Price

$2.00	1,970,000	1.0	$2.00	1,970,000	$2.00
$3.20 - $3.52	1,317,159	2.0	$3.21	767,159	$3.21
	3,287,159	1.4	$2.48	2,737,159	$2.34

As of December 31, 2010, the average intrinsic value of the options outstanding is zero as the exercise prices were in excess of the closing price of the Company’s common stock as of December 31, 2010.

Private Offerings

On January 5, 2007, the Company completed a private offering of its stock, and entered into subscription agreements with four accredited investors.  In this offering, the Company sold an aggregate of 278,500 shares of the Company’s common stock at a price of $2.00 per share for total proceeds of $557,000.  The shares of common stock were offered and sold to the investors in private placement transactions made in reliance upon exemptions from registration pursuant to Section 4(2) under the Securities Act of 1933. In addition, the Company paid $12,500 in cash and issued 6,250 shares of their common stock as a finder’s fee.

On December 3, 2007 and December 14, 2007, the Company issued an aggregate of 5,740,741 shares of common stock at $2.70 per share and issued warrants to purchase 5,740,741 shares of common stock for gross proceeds of $15,500,000.  The warrants have an exercise price of $2.90 per share and expire five years from the date of issuance.

The value of the warrants was determined to be approximately $15,968,455 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.28%, market price per share of $3.26, and no dividends.  The relative fair value of the warrants did not have an impact on the financial statements as they were issued in connection with a capital raise and recorded as additional paid-in capital.

The warrants are subject to “full-ratchet” anti-dilution protection in the event the Company (other than excluded issuances, as defined) issues  any additional shares of stock, stock options, warrants or any securities exchangeable into common stock at a price of less than $2.90 per share. If the Company issues securities for less $2.90 per share then the exercise price for the warrants shall be adjusted to equal to the lower price. See Note 6, for additional information regarding these warrants.

In connection with the capital raise, the Company paid $1,050,000 to placement agents, $90,000 in legal fees and issued warrants for the purchase of 222,222 shares of common stock. The warrants were valued at $618,133 based on the Black-Scholes assumptions above as recorded as a cost of the capital raised by the Company.

Issuance of Common Stock related to Employment Agreements

In January 2007, the Company issued 10,000 shares of common stock to an employee in connection with an employment agreement.  The shares were valued on the initial date of employment at $40,000 based on the closing market of the Company’s common stock on that date.

On February 12, 2007, the Company entered into an employment agreement with a key employee, and simultaneously entered into a consulting agreement with an entity controlled by such employee; both agreements were effective March 16, 2007. Under the terms of the consulting agreement, the consulting entity received 50,000 restricted shares of the Company’s common stock. The common stock was valued at approximately $275,000 based on the closing market price of the Company’s common stock on the date of the agreement. The shares vest in equal quarterly installments on February 12, 2007, June 1, December 1, and December 1, 2007. The Company amortized the entire fair value of the common stock of $275,000 over the vesting period during the year ended December 31, 2007.  No additional issuances were made in 2008, 2009 and 2010.

Shares Issued for Services

On August 27, 2009, the Company entered into a 6-month Consulting Agreement with Mirador Consulting, Inc. Pursuant to the Agreement, the Company will receive services in connection with mergers and acquisitions, corporate finance, corporate finance relations, introductions to other financial relations companies and other financial services.  As consideration for these services, the Company made monthly cash payments of $3,000 and issued 200,000 shares of the Company’s common stock in exchange for $200. The Company valued the shares at $0.80 based upon the closing price of the Company’s common stock on the date of the agreement. Under the terms of the agreement, the shares did not have any future performance requirement nor were they cancellable. The Company expensed the entire value on the date of the agreement and recorded to general and administrative expense. Under the terms of the agreement the Company was to issue 100,000 shares on execution of the agreement on November 15, 2009. On May 24, 2010, the Company issued the remaining 100,000 shares.

Throughout the year ended December 31, 2010, the Company issued 75,000 shares of common stock for legal services provided, which compares to 33,912 shares for the same services in 2009. In connection with this issuance the Company recorded $20,250 in legal expense which is included in general and administrative expense, which compares to $37,818 in 2009. In addition, the Company expensed and accrued $29,100 in legal fees to be paid in common stock at the 2010 year end as the agreed upon shares had not be issued.  The Company valued the shares to be issued using the closing market price at the end of each quarter when shares were due as the legal services had been provided and there were no future performance criteria.  In March 2011, the Company issued the 60,000 common shares due.

Private Placement Agreements

During the year ended December 31, 2007, the Company entered into various placement agent agreements, whereby payments are only ultimately due if capital is raised.

Warrants Issued

On August 27, 2009, the Company entered into a six month consulting agreement.  Pursuant to the agreement, the Company grated the consultant a warrant to purchase 100,000 shares of common stock at an exercise price of $3.00 per share.  The value of the warrant issued was determined to be approximately $8,300 based on the Black-Scholes option pricing model using the following assumptions: volatility of 108%, expected life of one (1) year, risk free interest rate of 2.48%, market price per share of $0.80, and no dividends. The value of the warrants was expensed during the year ended December 31, 2009. These warrants expired on August 27, 2010.

Warrants Cancelled

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. (see Note 6).

Warrants Outstanding

A summary of the status of the warrants for the years ended December 31, 2007, 2008, 2009 and 2010 changes during the periods is presented as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007 (with 50,000 warrants exercisable)	200,000	$5.00
Issued during the year	7,186,694	2.96
Outstanding and exercisable at December 31, 2007	7,386,694	$3.02	4.60
Issued during the year	-	-
Outstanding and exercisable at December 31, 2008	7,386,694	$3.02	3.60
Issued during the year	100,000	3.00
Cancelled during the year	(673,200)	(2.90)
Outstanding and exercisable at December 31, 2009	6,813,494	$3.03	2.76
Issued during the year	500,000	0.50
Cancelled during the year	(426,800)	(2.92)
Outstanding and exercisable at December 31, 2010	6,886,694	$2.85	1.98

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
NOTE 6 - RELATED PARTY TRANSACTIONS

On December 15, 2010, the Company entered into a loan agreement (the “Loan Agreement”) by and between Arnold Klann, the Chief Executive Officer, Chairman of the board of directors and majority shareholder of the Company, as lender (the “CEO/Lender”), and the Company, as borrower. Pursuant to the Loan Agreement, the CEO/Lender agreed to advance to the Company a principal amount of Two Hundred Thousand United States Dollars ($200,000) (the “Loan”). The Loan Agreement requires the Company to (i) pay to the CEO/Lender a one-time amount equal to fifteen percent (15%) of the Loan (the “Fee Amount”) in cash or shares of the Company’s common stock at a value of $0.50 per share, at the CEO/Lender’s option; and (ii) issue the CEO/Lender warrants allowing the CEO/Lender to buy 500,000 common shares of the Company at an exercise price of $0.50 per common share, such warrants expire on December 15, 2013. The Company has promised to pay in full the outstanding principal balance of any and all amounts due under the Loan Agreement within thirty (30) days of the Company’s receipt of investment financing or a commitment from a third party to provide One Million United States Dollars ($1,000,000) to the Company or one of its subsidiaries (the “Due Date”), to be paid in cash.

The fair value of the warrants was $83,736 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 112.6%, risk-free interest rate of 1.1%, dividend yield of 0%, and a term of three (3) years.

The proceeds were allocated to the warrants issued to the note holder based on their relative fair values which resulted in $83,736 allocated to the warrants. The amount allocated to the warrants resulted in a discount to the note. The Company amortized the discount over the estimated term of the Loan using the straight line method due to the short term nature of the Loan. The Company estimated the Loan would be paid back during the quarter ended September 30, 2011. During the three and nine-months ended September 30, 2011 and 2010, and for the period from March 28, 2006 (Inception) to September 30, 2011, the Company amortized the discount to interest expense of approximately $26,700, $0, $73,900, $0 and $83,800 respectively.

NOTE 10 - RELATED PARTY TRANSACTIONS

Technology Agreement with Arkenol, Inc.

On March 1, 2006, the Company entered into a Technology License agreement with Arkenol, Inc. (“Arkenol”), which the Company’s majority shareholder and other family members hold an interest in. Arkenol has its own management and board separate and apart from the Company. According to the terms of the agreement, the Company was granted an exclusive, non-transferable, North American license to use and to sub-license the Arkenol technology. The Arkenol Technology, converts cellulose and waste materials into Ethanol and other high value chemicals. As consideration for the grant of the license, the Company shall make a one time payment of $1,000,000 at first project construction funding and for each plant make the following payments: (1) royalty payment of 4% of the gross sales price for sales by the Company or its sub licensees of all products produced from the use of the Arkenol Technology (2) and a one time license fee of $40.00 per 1,000 gallons of production capacity per plant. According to the terms of the agreement, the Company made a one-time exclusivity fee prepayment of $30,000 during the period ended December 31, 2006. The agreement term is for 30 years from the effective date.

During 2008, due to the receipt of proceeds from the Department of Energy, the Board of Directors determined that the Company had triggered its obligation to incur the full $1,000,000 Arkenol License fee. The Board of Directors determined that the receipt of these proceeds constituted “First Project Construction Funding” as established under the Arkenol technology agreement. As such, the consolidated statement of operations for the year ended December 31, 2008 reflected the one-time license fee of $1,000,000.  The Company paid the net amount due of $970,000 to the related party on March 9, 2009.

Asset Transfer Agreement with Ark Entergy, Inc.

On March 1, 2006, the Company entered into an Asset Transfer and Acquisition Agreement with ARK Energy, Inc. (“ARK Energy”), which is owned (50%) by the Company’s CEO. ARK Energy has its own management and board separate and apart from the Company. Based upon the terms of the agreement, ARK Energy transferred certain rights, assets, work-product, intellectual property and other know-how on project opportunities that may be used to deploy the Arkenol technology (as described in the above paragraph). In consideration, the Company has agreed to pay a performance bonus of up to $16,000,000 when certain milestones are met. These milestones include transferee’s project implementation which would be demonstrated by start of the construction of a facility or completion of financial closing whichever is earlier. The payment is based on ARK Energy’s cost to acquire and develop 19 sites which are currently at different stages of development. As of December 31, 2010 and 2009, the Company had not incurred any liabilities related to the agreement.

Related Party Line of Credit

In March 2007, the Company obtained a line of credit in the amount of $1,500,000 from its Chairman/Chief Executive Officer and majority shareholder to provide additional liquidity to the Company as needed. Under the terms of the note, the Company is to repay any principal balance and interest, at 10% per annum, within 30 days of receiving qualified investment financing of $5,000,000 or more. As of December 31, 2007, the Company repaid its outstanding balance on line of credit of approximately $631,000 which included interest of $37,800. This line of credit was terminated with the closing of the private placement in December 2007 and the subsequent line of credit balance repayment.

In February 2009, the Company obtained a line of credit in the amount of $570,000 from Arkenol Inc, its technology licensor, to provide additional liquidity to the Company as needed. In October 2009 $175,000 was utilized from the line of credit and in November 2009 the balance was paid in full along with approximately $500 interest.  As of December 31, 2010, there were no amounts outstanding and the line of credit was deemed cancelled as the Company did not anticipate utilizing funds from the line of credit.

Purchase of Property and Equipment

During the year ended December 31, 2007, the Company purchased various office furniture and equipment from ARK Energy costing approximately $39,000.

Notes Payable

As mentioned in Note 3, on July 13, 2007, the Company issued several convertible notes aggregating a total of $500,000 with eight accredited investors including $25,000 invested by the Company’s Chief Financial Officer.  In 2010 and 2009 no additional notes were issued.

Loan Agreement

On December 15, 2010, the Company entered into a loan agreement (the “Loan Agreement”) by and between Arnold Klann, the Chief Executive Officer, Chairman of the board of directors and majority shareholder of the Company, as lender (the “Lender”), and the Company, as borrower. Pursuant to the Loan Agreement, the Lender agreed to advance to the Company a principal amount of Two Hundred Thousand United States Dollars ($200,000) (the “Loan”).  The Loan Agreement requires the Company to (i) pay to the Lender a one-time amount equal to fifteen percent (15%) of the Loan (the “Fee Amount”) in cash or shares of the Company’s common stock at a value of $0.50 per share, at the Lender’s option; and (ii) issue the Lender warrants allowing the Lender to buy 500,000 common shares of the Company at an exercise price of $0.50 per common share, such warrants to expire on December 15, 2013. The Company has promised to pay in full the outstanding principal balance of any and all amounts due under the Loan Agreement within thirty (30) days of the Company’s receipt of investment financing or a commitment from a third party to provide One Million United States Dollars ($1,000,000) to the Company or one of its subsidiaries (the “Due Date”), to be paid in cash or shares of the Company’s common stock, at the Lender’s option.

The fair value of the warrants was $83,736 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 112.6%, risk-free interest rate of 1.1%, dividend yield of 0%, and a term of three (3) years.

The proceeds were allocated to the warrants issued to the note holder based on their relative fair values which resulted in $83,736 allocated to the warrants. The amount allocated to the warrants resulted in a discount to the note.  The Company is amortizing the discount over the estimated term of the Loan using the straight line method due to the short term nature of the Loan. The Company estimates the Loan will be paid back during the quarter ended September 30, 2011. During the year ended December 31, 2010, the Company amortized $9,851 of the discount to interest expense.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
NOTE 11 – INCOME TAXES

Income tax reporting primarily relates to the business of the parent company Blue Fire Ethanol Fuels, Inc. which experienced a change in ownership on June 27, 2006. A change in ownership requires management to compute the annual limitation under Section 382 of the Internal Revenue Code. The amount of benefits the Company may receive from the operating loss carry forwards for income tax purposes is further dependent, in part, upon the tax laws in effect, the future earnings of the Company, and other future events, the effects of which cannot be determined.

The Company had no estimated state tax liability at December 31, 2010.  There is no current provision or liability for federal reporting purposes, and no deferred income tax expense is recorded since the deferred tax assets have been recorded as discussed below.

The Company's deferred tax assets consist solely of net operating loss carry forwards of approximately $9,386,000 and $8,563,000 at December 31, 2010 and 2009, respectively. For federal tax purposes these carry forwards expire in twenty years beginning in 2026 and for the State of California purposes they expire in five years beginning in 2011. A full valuation allowance has been placed on 100% of the Company's deferred tax assets as it cannot be determined if the assets will be ultimately used to offset future income, if any. During the years ended December 31, 2010 and 2009, and for the period from March 28, 2006 (Inception) to December 31, 2010, the valuation increased by approximately $822,000, and decreased by approximately $261,000, and increased by approximately $9,386,000, respectively.

The difference between the California statutory rate of approximately 8.83% and the actual provision rate is due to permanent difference required to get to taxable income. These permanent differences relate primarily to the gain on derivative liability and the loss on repurchase of warrants. The Company has not provided a reconciliation to the provision for income taxes for the years ended December 31, 2010 and 2009 as the difference between the statutory rates and the actual provision rate relate to changes in the NOLs and the corresponding valuation allowance.

In addition, the Company is not current in their federal and state income tax filings due to previous delinquencies by Sucre prior to the reverse acquisition. The Company has assessed and determined that the effect of non filing is not expected to be significant, as Sucre has not had active operations for a significant period of time.

The Company has filed all other United States Federal and State tax returns. The Company has identified the United States Federal tax returns as its “major” tax jurisdiction. The United States Federal return years 2006 through 2010 are still subject to tax examination by the United States Internal Revenue Service, however, we do not currently have any ongoing tax examinations. The Company is subject to examination by the California Franchise Tax Board for the years ended 2005 through 2010 and currently does not have any ongoing tax examinations.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Note 9 - Subsequent Events

The Company was notified by its lender in October 2011 (the “Lender”) for the Company’s United States Department of Agriculture (the “USDA”) loan guarantee application that the USDA sent the Lender notice that they are currently ineligible to participate in the USDA Biorefinery Assistance Program.  The USDA has offered to meet with the Lender and the Company in order to provide further explanation as to its decision and to allow the Lender and the Company the opportunity to provide any new information and potential alternatives for the USDA’s consideration.

The Company plans to continue to work with the USDA and the Lender in order to satisfy the loan guarantee application requirements which may include the substitution of another lender.

On October 13, 2011 the Company formed SucreSource LLC, a wholly owned subsidiary of BlueFire Renewables, Inc in the state of Nevada. To date SucreSource, LLC does not have any operations.

On November 10, 2011, the Company obtained a line of credit in the amount of $40,000 from its Chairman/Chief Executive Officer and majority shareholder to provide additional liquidity to the Company as needed, at his sole discretion. Under the terms of the note, the Company is to repay any principal balance and interest, at 12% per annum, within 30 days of receiving qualified investment financing of $100,000 or more. As of November 11, 2011, the outstanding balance on the line of credit is approximately $19,000.

Subsequent to September 30, 2011 the Company has issued 431,956 shares of common stock for $65,000 under the Purchase Agreement with LPC.

NOTE 12 – SUBSEQUENT EVENTS

On January 19, 2011, the Company signed a $10 million purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company. Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share. The warrants contain a provision in which the exercise price will be adjusted for future issuances of common stock at prices lower than the current exercise price. We also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the agreement. Although under the Purchase Agreement the registration statement must be declared effective by March 31, 2011, LPC has no intention at this time of terminating the Purchase Agreement. After the SEC has declared effective the registration statement related to the transaction, we have the right, in our sole discretion, over a 30-month period to sell our shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the Purchase Agreement, up to the aggregate commitment of $10 million. There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $9.85 million of future additional funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company controls the timing and amount of any future sales, if any, of shares to LPC.  LPC shall not have the right or the obli gation to purchase any shares of our common stock on any business day that the price of our common stock is below $0.15. The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock.  In consideration for entering into the $10 million agreement, we issued to LPC 600,000 shares of our common stock as a commitment fee and shall issue up to 600,000 shares pro rata as LPC purchases up to the remaining $9.85 million. The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us.  Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.  The proceeds received by the Company under the purchase agreement are expected to be used for general working capital purposes. The Company is currently determining the accounting impact of the transaction.